Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued legal and professional fees	$ 2,300	$ 1,864
General and administrative expenses
Cash award, authorized amount	3,945	2,805	$ 4,010
Directors and Officers of the Company
Accrued legal and professional fees	$ 1,970	$ 1,675